Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVISERS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 15, 2021
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2021